Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

21. Commitments and contingencies

Legal proceedings

The Group are subject to legal proceedings and claims from time to time. For example, on July 12, 2022, a putative securities class action lawsuit was filed against the Group, certain of the Group’s directors and officers, the Group’s authorized U.S. representative and IPO underwriters in the U.S. District Court for the Eastern District of New York (captioned Chen v. Missfresh Limited, et al., No. 1:22-cv-04065). On November 3, 2022, the case was transferred to the Southern District of New York. On December 28, 2022, Plaintiffs filed their amended complaint, which alleges, in sum and substance, that the Group’s prospectus and registration statement filed in connection with the Group’s June 2021 initial public offering contained false or misleading statements in violation of the U.S. federal securities laws. In January 2023, the Defendants filed a motion to dismiss the amended complaint, and briefing on the motion to dismiss was completed in February 2023. The case otherwise remains in its preliminary stage. The Group are currently unable to estimate the timing, possible outcome or loss, if any, associated with the resolution of these lawsuits. In addition, as of annual report date, the Group’s PRC subsidiaries, including but not limited to Beijing Missfresh E-commerce Co., Ltd., Qingdao Missfresh E-commerce Co., Ltd., Changshu Missfresh E-Commerce Co., Ltd., Guangzhou Missfresh E-commerce Co., Ltd., Tianjin Missfresh E-commerce Co., Ltd., Jinan Missfresh E-commerce Co., Ltd. and Shenzhen Missfresh E-Commerce Co., Ltd., had been named as defendants in approximately 851 lawsuits in China brought primarily by the Group’s previous suppliers for approximately RMB962.7 million in aggregate, which haven’t got court’s decision were 172 lawsuits for approximately RMB173.2 million in aggregate, and in labour disputes brought by approximately 1,332 former employees for approximately RMB66.6 million in aggregate. The Group are currently unable to estimate the potential loss, if any, associated with the resolution of such lawsuits.